UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
APRIL 30, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.6%

	Shares	Value
CHEMICALS — 0.9%
LyondellBasell Industries, Cl A	10,000	$607,000

COMMUNICATIONS EQUIPMENT — 2.8%
Qualcomm	29,000	1,786,980

CONSUMER DISCRETIONARY — 3.4%
Comcast, Cl A *	53,900	2,226,070

ELECTRIC UTILITIES — 21.3%
ITC Holdings	26,000	2,397,720
NextEra Energy	23,000	1,886,690
Northeast Utilities	54,840	2,485,897
NV Energy *	93,800	2,028,894
Pinnacle West Capital	49,500	3,014,550
Westar Energy *	59,000	2,062,640

		13,876,391

ENERGY — 28.5%
Cenovus Energy	37,600	1,125,744
Continental Resources *	10,000	799,200
Enbridge	56,400	2,684,640
EQT *	25,700	1,930,584
Halliburton	15,000	641,550
LinnCo	45,000	1,922,850
MarkWest Energy Partners LP (A)	33,600	2,123,520
National Oilwell Varco	7,000	456,540
Occidental Petroleum	23,000	2,052,980
Schlumberger	25,300	1,883,079
Valero Energy	15,500	624,960
Williams *	60,400	2,303,052

		18,548,699

FINANCIALS — 4.3%
American Tower, Cl A	33,200	2,788,468

GAS — 4.9%
New Jersey Resources	22,000	1,038,400
South Jersey Industries	35,100	2,165,670

		3,204,070

INDUSTRIALS — 2.3%
Union Pacific	10,100	1,494,396

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MULTI-UTILITIES — 17.8%
DTE Energy *	38,650	$2,816,812
NiSource	81,200	2,495,276
OGE Energy	19,000	1,376,170
SCANA	38,000	2,059,600
Wisconsin Energy	63,000	2,831,220

		11,579,078

TELECOMMUNICATION SERVICES — 3.5%
BCE	48,700	2,282,082

WATER UTILITIES — 4.9%
American Water Works	61,300	2,567,244
Aqua America	19,600	621,908

		3,189,152

TOTAL COMMON STOCK (Cost $49,370,810)		61,582,386

SHORT-TERM INVESTMENT(B) — 5.5%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (Cost $3,575,574)	3,575,574	3,575,574

TOTAL INVESTMENTS — 100.1% (Cost $52,946,384)†		$65,157,960

Percentages are based on Net Assets of $65,107,962.

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $52,946,384, and the unrealized appreciation and depreciation were $12,309,495 and $(97,919) respectively.
*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At April 30, 2013, the security amounted to $2,123,520 or 3.3% of net assets.
(B)	The reporting rate is the 7-day effective yield as of April 30, 2013.

Cl	—	Class
LP	—	Limited Partnership
REIT	—	Real Estate Investment Trust

As of April 30, 2013, all of the Fund’s investments were Level 1. There were no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities during the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 28, 2013